BACKGROUND (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	May 19, 2023 $ / shares shares	May 16, 2023 USD ($) shares	Apr. 13, 2021 $ / shares shares	Aug. 26, 2020 USD ($) shares	Apr. 30, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Aug. 17, 2022 shares	Nov. 11, 2019 company
Debt Instrument [Line Items]
Number of independent publicly traded companies | company										2
Consideration received on transaction | $				$ 298,000
Number of shares issued in transaction (in shares)				8,915,692
Percentage of ownership before transaction				29.50%
Shares issued, price per share (in USD per share) | $ / shares	$ 28.00
Net proceeds from issuance of common stock | $					$ 169,700	$ 193,491	$ 0	$ 169,684
2027 Notes | Convertible debt
Debt Instrument [Line Items]
Stated percentage									7.50%
2027 Notes | Convertible debt | Rate for form of payment elected by company
Debt Instrument [Line Items]
Stated percentage									4.00%
Maxeon | TotalEnergies
Debt Instrument [Line Items]
Ownership percentage						14.80%
Maxeon | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Debt Instrument [Line Items]
Number of ordinary shares owned						19,734,322
Ownership percentage						22.80%
Maxeon | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | 2027 Notes | Convertible debt
Debt Instrument [Line Items]
Number of convertible ordinary shares issuable									8,948,630
Number of additional ordinary shares issuable									1,959,701
Maxeon | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | 2027 Notes | Convertible debt | Maximum
Debt Instrument [Line Items]
Number of convertible ordinary shares issuable									10,908,331
The TZE Private Placement
Debt Instrument [Line Items]
Consideration received on transaction | $		$ 42,000
Number of shares issued in transaction (in shares)		1,500,000	1,870,000
Shares issued, price per share (in USD per share) | $ / shares			$ 18.00
Spin-Off and the TZE SG Private Placement | Maxeon | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Debt Instrument [Line Items]
Number of ordinary shares owned						10,785,692
The Company Offering and 2023 TZE Private Placement
Debt Instrument [Line Items]
Net proceeds from issuance of common stock | $						$ 193,500
The Company Offering
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares)	7,490,000
Shares issued, price per share (in USD per share) | $ / shares	$ 28.00
The Company Offering | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares)	1,870,000
The Company Offering | Maxeon
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares)	5,620,000